Fair Value (Details 2) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Balance at January 1, 2017	$ 210
Fair value of warrants issued	350
Included in Debt Discount		52
Reclassification of warrants to derivative liabilities	3,773	(209)
Reclassification of warrants from derivative liabilities to APIC	(3,773)	3,773
Change in fair value of derivative	(210)	(51)
Balance at September 30, 2017	350	210
Warrant Liability [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Balance at January 1, 2017	209
Fair value of warrants issued	350
Included in Debt Discount
Reclassification of warrants to derivative liabilities	3,773	209
Reclassification of warrants from derivative liabilities to APIC	(3,773)
Change in fair value of derivative	(209)
Balance at September 30, 2017	350	209
Embedded Conversion Feature [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Balance at January 1, 2017	1
Fair value of warrants issued
Included in Debt Discount		52
Reclassification of warrants to derivative liabilities
Reclassification of warrants from derivative liabilities to APIC
Change in fair value of derivative	(1)	(51)
Balance at September 30, 2017		$ 1